Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Exploration and Evaluation Assets
Exploration and Evaluation Assets rollforward

	December 31	December 31
($ millions)	2024	2023
Beginning of year	1 758	1 995
Acquisitions and additions	-	3
Disposals and derecognition	(16)	(240)
End of year	1 742	1 758